Leases – The Group as a lessee (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of ROU assets classified within property, plant and equipment	ROU assets classified within property, plant and equipment
	2025	2024
	US$	US$
Carrying amounts
Leasehold land and buildings	1,906,772	2,040,813
Motor vehicles	164,866	89,683
	2,071,638	2,130,496

Schedule of depreciation charge	(b) Depreciation charge during the financial year
	2025	2024
	US$	US$

Leasehold land and buildings	237,642	231,952
Plant and equipment	-	270
Motor vehicles	30,629	40,958
	268,271	273,180

Schedule of interest expense	Interest expense
	2025	2024
	US$	US$

Interest expense on lease liabilities	61,362	53,725

Schedule of short-term leases	(c) Short-term leases
	2025	2024
	US$	US$

Expense relating to short-term leases	309,317	142,441
Repayment of lease principal and interest	278,893	249,510
Total cash outflow for leases	588,210	391,951

Schedule of lease liabilities	(e) Lease liabilities
	2025	2024
	US$	US$
Current	301,143	221,254
Non-current	1,831,126	1,926,702
	2,132,269	2,147,956